Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [table]
Total debt securities	€ 91,784	€ 82,065
More than 5 years [member]
Disclosure of financial liabilities [table]
Total debt securities	28,934	25,430
Fixed rate debt securities [member]
Disclosure of financial liabilities [table]
Total debt securities	85,397	67,969
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [table]
Total debt securities	34,559	18,315
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [table]
Total debt securities	6,245	8,339
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [table]
Total debt securities	2,791	6,193
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [table]
Total debt securities	4,924	2,731
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [table]
Total debt securities	7,035	3,685
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [table]
Total debt securities	29,843	28,706
Floating rate debt securities [member]
Disclosure of financial liabilities [table]
Total debt securities	6,388	14,095
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [table]
Total debt securities	3,389	8,699
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [table]
Total debt securities	1,534	3,050
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [table]
Total debt securities	137	1,526
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [table]
Total debt securities	194	138
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [table]
Total debt securities	192	91
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [table]
Total debt securities	€ 942	€ 592